Goodwill and Finite Life Intangibles Assets	9 Months Ended
Sep. 30, 2014
Goodwill and Finite Life Intangibles Assets
Goodwill and Finite Life Intangibles Assets

11.                            Goodwill and Finite Life Intangibles Assets

The Company assesses the carrying amount of our goodwill for potential impairment annually or more frequently if events or a change in circumstances indicate that impairment may have occurred.  The Company performs an impairment test for finite-lived assets, such as intangible assets, and other long-lived assets, such as fixed assets, whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable.

The Company has only one operating and reporting unit that earns revenues, incurs expenses and makes available discrete financial information for review by the Company’s chief operations decision maker.  Accordingly, the Company completes its goodwill impairment testing on this single reporting unit.

In conducting the annual impairment test of the Company goodwill, qualitative factors are first examined to determine whether the existence of events, or circumstances, indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If it is determined that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, a two-step impairment test is applied.  In the first step, the Company calculates the fair value of the reporting unit and compares that amount with the reporting unit’s carrying amount, including goodwill.  If the carrying amount exceeds the fair value, the Company performs the second step of measuring the amount of the goodwill impairment loss, if any, by comparing the implied fair value of the reporting unit’s goodwill with the carrying amount of goodwill.  This requires performing a hypothetical application of the acquisition method to determine the implied fair value of goodwill after measuring the reporting unit’s identifiable assets and liabilities.

Goodwill was $204,000 as of September 30, 2014.  The Company will conduct its initial annual goodwill impairment test as of December 31, 2014.  Until this date, the Company will continue to monitor conditions and changes that could indicate an impairment of goodwill.

As of September 30, 2014, the Company determined that no triggering events had occurred since the acquisition date of DGS Business on March 4, 2014 and the Company’s finite-lived assets and long-lived assets were not impaired.

Identified intangible assets are summarized as follows:

		September 30, 2014
	Amortizable		(unaudited)
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$1,000,000	$(157,307)	$842,693
Proprietary Software	3	917,000	(175,443)	741,557
Total identified intangible assets		$1,917,000	$(332,750)	$1,584,250

Amortization expense for identified intangible assets is summarized below:

	Three Months Ended	Nine Months Ended	Statement of
	September 30, 2014	September 30, 2014	Operations Classification
	(unaudited)	(unaudited)
Customer Contracts	$83,085	$157,307	Cost of Revenue
Proprietary Software	76,416	175,443	Cost of Revenue
Total amortization on identified intangible assets	$159,501	$332,750

Based on the identified intangible assets recorded at September 30, 2014, future amortization expense is as follows:

Three months ended December 31, 2014	$134,999
2015	589,000
2016	589,000
2017	160,667
2018	75,000
Thereafter	35,584
$1,584,250